UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (91.06%)
CONSUMER DISCRETIONARY – (23.73%)
Automobiles & Components – (1.68%)
Johnson Controls, Inc.	211,380	$8,237,478
Consumer Durables & Apparel – (1.77%)
Hunter Douglas N.V. (Netherlands)	72,060	3,115,478
NIKE, Inc., Class B	90,910	5,588,238
		8,703,716
Consumer Services – (1.28%)
Las Vegas Sands Corp.	121,925	6,301,084
Media – (6.37%)
Cable One, Inc.	14,045	6,139,491
Liberty Global PLC, LiLAC Class C *	7,309	276,865
Liberty Global PLC, Series C *	424,670	15,950,605
Time Warner Cable Inc.	43,390	8,878,462
		31,245,423
Retailing – (12.63%)
Advance Auto Parts, Inc.	30,775	4,934,463
Amazon.com, Inc. *	54,815	32,540,377
JD.com Inc., Class A, ADR (China)*	260,820	6,911,730
Jumei International Holding Ltd., Class A, ADR (China)*	40,250	262,027
Liberty Interactive Corp., Liberty Ventures, Series A *	203,230	7,950,358
Party City Holdco Inc. *	439,190	6,605,418
Vipshop Holdings Ltd., Class A, ADR (China)*	214,140	2,758,123
		61,962,496
	Total Consumer Discretionary	116,450,197
CONSUMER STAPLES – (0.77%)
Household & Personal Products – (0.77%)
Colgate-Palmolive Co.	53,240	3,761,406
	Total Consumer Staples	3,761,406
ENERGY – (9.92%)
Apache Corp.	352,620	17,211,382
Cabot Oil & Gas Corp.	291,700	6,624,507
Encana Corp. (Canada)	2,258,690	13,755,422
Occidental Petroleum Corp.	97,860	6,696,560
Paramount Resources Ltd., Class A (Canada)*	838,000	4,387,604
	Total Energy	48,675,475
FINANCIALS – (11.63%)
Banks – (2.22%)
JPMorgan Chase & Co.	163,220	9,665,889
Standard Chartered PLC (United Kingdom)*	181,122	1,229,274
		10,895,163
Diversified Financials – (5.94%)
Capital Markets – (1.25%)
Charles Schwab Corp.	219,520	6,150,950
Consumer Finance – (0.30%)
LendingClub Corp. *	174,890	1,451,587
Diversified Financial Services – (4.39%)
Berkshire Hathaway Inc., Class B *	78,980	11,205,682
BM&FBOVESPA S.A. (Brazil)	914,800	3,912,957

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2016 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (Continued)
Visa Inc., Class A	83,670	$6,399,082
		21,517,721
		29,120,258
Insurance – (3.47%)
Multi-line Insurance – (1.17%)
Sul America S.A. (Brazil)	1,291,300	5,764,011
Property & Casualty Insurance – (2.30%)
Markel Corp. *	12,635	11,264,987
		17,028,998
	Total Financials	57,044,419
HEALTH CARE – (5.62%)
Health Care Equipment & Services – (4.19%)
Express Scripts Holding Co. *	41,870	2,876,050
Laboratory Corp. of America Holdings *	30,950	3,625,174
Quest Diagnostics Inc.	61,125	4,367,381
UnitedHealth Group Inc.	75,205	9,693,924
		20,562,529
Pharmaceuticals, Biotechnology & Life Sciences – (1.43%)
Agilent Technologies, Inc.	28,234	1,125,125
Valeant Pharmaceuticals International, Inc. (Canada)*	224,050	5,892,515
		7,017,640
	Total Health Care	27,580,169
INDUSTRIALS – (12.32%)
Capital Goods – (8.82%)
Eaton Corp. PLC	153,350	9,593,576
KBR, Inc.	105,300	1,630,044
PACCAR Inc.	112,000	6,125,280
United Technologies Corp.	164,585	16,474,958
WESCO International, Inc. *	172,795	9,446,703
		43,270,561
Transportation – (3.50%)
CAR Inc. (China)*	2,035,000	2,384,596
Wesco Aircraft Holdings, Inc. *	1,027,845	14,790,690
		17,175,286
	Total Industrials	60,445,847
INFORMATION TECHNOLOGY – (25.01%)
Semiconductors & Semiconductor Equipment – (2.35%)
Applied Materials, Inc.	116,400	2,465,352
Intel Corp.	70,700	2,287,145
Texas Instruments Inc.	118,160	6,784,747
		11,537,244
Software & Services – (21.86%)
Internet Software & Services – (16.17%)
Alphabet, Inc., Class A *	19,728	15,050,491
Alphabet, Inc., Class C *	24,603	18,328,005
Angie's List Inc. *	994,255	8,023,638
Facebook Inc., Class A *	80,910	9,231,831

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2016 (Unaudited)

	Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
Internet Software & Services – (Continued)
Quotient Technology Inc. *	1,653,610	$17,528,266
SouFun Holdings Ltd., Class A, ADR (China)*	1,263,210	7,566,628
YY Inc., Class A, ADR (China)*	58,850	3,624,571
		79,353,430
IT Services – (0.17%)
International Business Machines Corp.	5,344	809,349
Software – (5.52%)
ASAC II L.P. *(a)	6,900,000	16,771,830
Microsoft Corp.	96,810	5,346,817
Oracle Corp.	61,020	2,496,328
SAP SE, ADR (Germany)	30,391	2,444,044
		27,059,019
		107,221,798
Technology Hardware & Equipment – (0.80%)
Hewlett Packard Enterprise Co.	118,184	2,095,402
HP Inc.	118,184	1,456,027
Keysight Technologies, Inc. *	14,117	391,606
		3,943,035
	Total Information Technology	122,702,077
MATERIALS – (2.06%)
Monsanto Co.	77,460	6,796,341
Sherwin-Williams Co.	11,620	3,307,865
	Total Materials	10,104,206
TOTAL COMMON STOCK – (Identified cost $387,056,514)		446,763,796
PREFERRED STOCK – (5.45%)
INFORMATION TECHNOLOGY – (5.45%)
Software & Services – (5.45%)
Internet Software & Services – (5.45%)
Didi Kuaidi Joint Co., Series A (China)*(a)	416,153	12,724,502
Internet Plus Holdings Ltd., Series A-10 (China)*(a)	3,745,277	13,992,355
	Total Information Technology	26,716,857
TOTAL PREFERRED STOCK – (Identified cost $23,129,375)		26,716,857
SHORT-TERM INVESTMENTS – (3.41%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.40%, 04/01/16, dated 03/31/16, repurchase value of $4,589,051 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.625%-10.50%, 01/15/17-02/15/46, total market value $4,680,780)	$4,589,000	4,589,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $2,962,026 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.47%-4.50%, 02/01/24-03/01/46, total market value $3,021,240)	2,962,000	2,962,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2016 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $4,589,041 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.921%-5.50%, 10/01/22-11/20/65, total market value $4,680,780)	$4,589,000	$4,589,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.36%, 04/01/16, dated 03/31/16, repurchase value of $4,589,046 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.14%-4.00%, 12/01/17-04/01/46, total market value $4,680,780)	4,589,000	4,589,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $16,729,000)	16,729,000
		Total Investments – (99.92%) – (Identified cost $426,914,889) – (b)	490,209,653
		Other Assets Less Liabilities – (0.08%)	410,556
		Net Assets – (100.00%)	$490,620,209

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $43,488,687 or 8.86% of the Fund's net assets as of March 31, 2016.

(b)	Aggregate cost for federal income tax purposes is $432,336,276. At March 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$103,550,546
		Unrealized depreciation	(45,677,169)
		Net unrealized appreciation	$57,873,377

Please refer to "Notes to Schedule of Investments" on page 18 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	March 31, 2016 (Unaudited)

	Principal	Value
MORTGAGES – (87.54%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (53.13%)
Fannie Mae, 4.00%, 02/25/19	$260,356	$267,580
Fannie Mae, 3.50%, 10/25/20	634,970	654,257
Fannie Mae, 0.783%, 07/25/37 (a)	190,110	189,807
Fannie Mae, 5.50%, 04/25/42	416,116	464,424
Freddie Mac, 4.50%, 07/15/18	147,769	152,207
Freddie Mac, 3.50%, 07/15/24	17,674	17,704
Freddie Mac, 5.00%, 01/15/25	1,249,422	1,269,112
Freddie Mac, 4.00%, 01/15/26	808,254	845,287
Freddie Mac, 3.00%, 10/15/26	1,815,902	1,872,064
Freddie Mac, 4.00%, 01/15/28	194,585	195,817
Freddie Mac, 4.00%, 04/15/29	1,540,276	1,609,611
Freddie Mac, 4.00%, 03/15/37	638,816	647,505
Freddie Mac, 2.50%, 10/15/39	1,697,855	1,707,429
Freddie Mac, 4.00%, 12/15/39	2,183,925	2,339,531
Freddie Mac, 3.00%, 03/15/43	2,435,000	2,559,549
Freddie Mac Multifamily Structured Pass-Through, 2.699%, 05/25/18	1,640,000	1,679,606
Freddie Mac Multifamily Structured Pass-Through, 5.085%, 03/25/19	2,000,000	2,192,580
Freddie Mac Multifamily Structured Pass-Through, 2.456%, 08/25/19	3,000,000	3,086,070
Freddie Mac Multifamily Structured Pass-Through, 2.566%, 09/25/20	2,000,000	2,067,140
Freddie Mac Multifamily Structured Pass-Through, 1.891%, 12/25/20	637,583	646,917
Ginnie Mae, 3.00%, 09/16/34	1,500,000	1,528,335
Ginnie Mae, 3.50%, 07/20/36	326,988	330,996
Ginnie Mae, 3.00%, 12/20/37	373,332	377,659
Ginnie Mae, 4.00%, 11/20/38	406,525	419,742
Ginnie Mae, 3.50%, 08/20/39	785,909	803,381
Ginnie Mae, 4.00%, 09/20/39	188,399	200,592
NCUA Guaranteed Notes, 1.0002%, 12/08/20 (b)	4,596,320	4,622,944
Total Collateralized Mortgage Obligations		32,747,846
FANNIE MAE POOLS – (23.89%)
6.00%, 09/01/17, Pool No. 665776	134,089	138,427
3.65%, 01/01/18, Pool No. 467153	3,368,755	3,498,712
4.50%, 03/01/18, Pool No. AJ0354	245,348	247,965
3.74%, 05/01/18, Pool No. 467626	2,971,738	3,108,065
2.50%, 11/01/22, Pool No. AQ4765	2,757,093	2,857,154
3.00%, 12/01/23, Pool No. MA1691	1,513,314	1,591,752
3.50%, 11/01/24, Pool No. MA2101	2,891,635	3,068,174
6.50%, 07/01/32, Pool No. 635069	33,207	35,509
6.00%, 09/01/37, Pool No. 888796	161,388	184,230
Total Fannie Mae Pools		14,729,988
FREDDIE MAC POOLS – (8.34%)
2.50%, 05/01/23, Pool No. G14738	1,755,940	1,824,580
4.00%, 05/01/24, Pool No. J09596	540,872	567,353
3.00%, 10/01/24, Pool No. J29659	2,317,066	2,445,185
3.50%, 01/01/26, Pool No. G18373	285,695	303,140
Total Freddie Mac Pools		5,140,258

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	March 31, 2016 (Unaudited)

		Principal	Value
MORTGAGES – (CONTINUED)
GINNIE MAE POOLS – (2.18%)
	2.743%, 01/20/66, Pool No. AS2329 (a)	$1,264,580	$1,343,653
		Total Ginnie Mae Pools	1,343,653
	TOTAL MORTGAGES – (Identified cost $53,413,833)		53,961,745
OTHER AGENCIES – (0.04%)
	Housing Urban Development, 6.00%, 08/01/20	20,000	20,189
	TOTAL OTHER AGENCIES – (Identified cost $20,000)		20,189
SHORT-TERM INVESTMENTS – (12.31%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.40%, 04/01/16, dated 03/31/16, repurchase value of $2,082,023 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.625%-10.50%, 01/15/17-02/15/46, total market value $2,123,640)	2,082,000	2,082,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $1,343,012 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.47%-4.50%, 02/01/24-03/01/46, total market value $1,369,860)	1,343,000	1,343,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $2,082,019 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.109%-4.55%, 02/01/20-11/20/65, total market value $2,123,640)	2,082,000	2,082,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.36%, 04/01/16, dated 03/31/16, repurchase value of $2,082,021 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.199%-4.50%, 11/01/18-04/01/46, total market value $2,123,640)	2,082,000	2,082,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,589,000)		7,589,000
	Total Investments – (99.89%) – (Identified cost $61,022,833) – (c)		61,570,934
	Other Assets Less Liabilities – (0.11%)		70,206
	Net Assets – (100.00%)		$61,641,140

(a)
The interest rates on floating rate securities, shown as of March 31, 2016, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	The interest rates on adjustable rate securities, shown as of March 31, 2016, may change daily or less frequently and are based on indices of market interest rates.

(c)	Aggregate cost for federal income tax purposes is $61,022,833. At March 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$595,694
	Unrealized depreciation		(47,593)
	Net unrealized appreciation		$548,101

Please refer to "Notes to Schedule of Investments" on page 18 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	March 31, 2016 (Unaudited)

	Principal	Value
FANNIE MAE – (1.43%)
0.5143%, 10/21/16 (a)	$1,100,000	$1,099,921
1.375%, 11/15/16	2,000,000	2,009,139
TOTAL FANNIE MAE – (Identified cost $3,109,060)		3,109,060
FEDERAL FARM CREDIT BANK – (27.93%)
0.4599%, 04/18/16 (a)	1,000,000	1,000,018
0.5021%, 04/20/16 (a)	5,150,000	5,150,324
0.75%, 05/17/16	1,500,000	1,500,897
0.5086%, 06/30/16 (a)	1,000,000	1,000,203
0.45%, 07/12/16	3,000,000	2,999,581
0.75%, 07/19/16	2,500,000	2,501,860
0.453%, 08/26/16 (a)	1,250,000	1,250,257
0.4681%, 09/12/16 (a)	870,000	869,713
0.4581%, 09/14/16 (a)	13,000,000	13,000,226
0.4083%, 09/22/16 (a)	3,000,000	2,999,964
0.4553%, 10/03/16 (a)	2,000,000	2,000,000
0.458%, 10/11/16 (a)	5,000,000	4,999,630
0.53%, 12/14/16 (a)	5,000,000	5,000,000
0.4171%, 12/19/16 (a)	2,000,000	1,999,357
0.463%, 12/28/16 (a)	2,000,000	1,999,861
0.4913%, 01/17/17 (a)	5,000,000	4,998,826
0.4505%, 02/06/17 (a)	2,000,000	1,998,640
0.488%, 02/27/17 (a)	5,335,000	5,333,686
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $60,603,043)		60,603,043
FEDERAL HOME LOAN BANK – (22.04%)
0.83%, 04/19/16	1,000,000	1,000,262
0.25%, 04/29/16	5,000,000	4,999,380
5.375%, 05/18/16	1,000,000	1,006,442
0.523%, 06/21/16 (a)	2,125,000	2,125,419
0.49%, 06/29/16 (a)	5,500,000	5,500,163
0.25%, 07/13/16	4,995,000	4,992,395
0.373%, 07/22/16 (a)	5,000,000	5,000,000
0.54%, 07/29/16	1,000,000	1,000,104
0.385%, 08/18/16 (a)	5,000,000	4,999,904
0.463%, 08/26/16 (a)	5,000,000	5,000,000
0.50%, 09/21/16	1,000,000	999,773
0.50%, 09/28/16	3,200,000	3,200,983
0.483%, 10/26/16 (a)	5,000,000	5,000,000
0.56%, 02/08/17 (a)	3,000,000	3,000,256
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $47,825,081)		47,825,081
FREDDIE MAC – (1.62%)
5.25%, 04/18/16	2,500,000	2,505,783
2.50%, 05/27/16	1,000,000	1,003,202
TOTAL FREDDIE MAC – (Identified cost $3,508,985)		3,508,985

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	March 31, 2016 (Unaudited)

		Principal	Value
REPURCHASE AGREEMENTS – (46.09%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.40%, 04/01/16, dated 03/31/16, repurchase value of $27,430,305 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.625%-10.50%, 01/15/17-02/15/46, total market value $27,978,600)	$27,430,000	$27,430,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $17,710,157 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.47%-4.50%, 02/01/24-03/01/46, total market value $18,064,200)	17,710,000	17,710,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $27,430,244 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.828%-4.70%, 03/01/31-02/20/66, total market value $27,978,600)	27,430,000	27,430,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.36%, 04/01/16, dated 03/31/16, repurchase value of $27,430,274 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-10.00%, 11/01/18-04/01/46, total market value $27,978,600)	27,430,000	27,430,000
		TOTAL REPURCHASE AGREEMENTS – (Identified cost $100,000,000)	100,000,000
	Total Investments – (99.11%) – (Identified cost $215,046,169) – (b)		215,046,169
	Other Assets Less Liabilities – (0.89%)		1,939,719
		Net Assets – (100.00%)	$216,985,888

(a)
The interest rates on floating rate securities, shown as of March 31, 2016, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Aggregate cost for federal income tax purposes is $215,046,169.

Please refer to "Notes to Schedule of Investments" on page 18 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (96.86%)
FINANCIALS – (93.92%)
Banks – (26.08%)
Banner Corp. (a)	254,227	$10,554,107
Citizens Financial Group Inc.	1,157,143	24,242,146
DBS Group Holdings Ltd. (Singapore)	1,292,456	14,747,912
ICICI Bank Ltd., ADR (India)	599,421	4,291,854
JPMorgan Chase & Co.	704,527	41,722,089
PNC Financial Services Group, Inc.	242,336	20,494,355
Standard Chartered PLC (United Kingdom)*	1,929,691	13,096,804
U.S. Bancorp	970,732	39,402,012
Wells Fargo & Co.	1,209,027	58,468,546
		227,019,825
Diversified Financials – (43.18%)
Capital Markets – (18.88%)
Bank of New York Mellon Corp.	1,175,598	43,297,274
Brookfield Asset Management Inc., Class A (Canada)	611,745	21,282,609
Charles Schwab Corp.	743,949	20,845,451
Goldman Sachs Group, Inc.	232,230	36,455,465
Julius Baer Group Ltd. (Switzerland)	480,349	20,631,703
State Street Corp.	373,354	21,848,676
		164,361,178
Consumer Finance – (9.25%)
American Express Co.	724,881	44,507,694
Capital One Financial Corp.	519,642	36,016,387
		80,524,081
Diversified Financial Services – (15.05%)
Berkshire Hathaway Inc., Class A *	217	46,318,650
Cielo S.A. (Brazil)	680,553	6,618,814
McGraw Hill Financial Inc.	161,754	16,010,411
Moody's Corp.	169,536	16,370,396
Visa Inc., Class A	597,907	45,727,927
		131,046,198
		375,931,457
Insurance – (24.66%)
Insurance Brokers – (3.24%)
Marsh & McLennan Cos, Inc.	464,309	28,225,344
Multi-line Insurance – (5.36%)
American International Group, Inc.	305,205	16,496,330
Loews Corp.	787,931	30,146,240
		46,642,570
Property & Casualty Insurance – (11.92%)
Chubb Ltd.	375,687	44,763,106
Markel Corp. *	66,185	59,008,561
		103,771,667
Reinsurance – (4.14%)
Everest Re Group, Ltd.	182,739	36,078,161
		214,717,742
	Total Financials	817,669,024

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	March 31, 2016 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (2.94%)
Software & Services – (2.94%)
	Alphabet, Inc., Class A *	16,944	$12,926,578
	Alphabet, Inc., Class C *	16,990	12,656,700
		Total Information Technology	25,583,278
	TOTAL COMMON STOCK – (Identified cost $583,953,563)		843,252,302
SHORT-TERM INVESTMENTS – (3.08%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.40%, 04/01/16, dated 03/31/16, repurchase value of $7,349,082 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.625%-10.50%, 01/15/17-02/15/46, total market value $7,495,980)	$7,349,000	7,349,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $4,744,042 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.47%-4.50%, 02/01/24-03/01/46, total market value $4,838,880)	4,744,000	4,744,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $7,349,065 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.09%-4.05%, 05/01/24-01/20/60, total market value $7,495,980)	7,349,000	7,349,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.36%, 04/01/16, dated 03/31/16, repurchase value of $7,349,073 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.895%-4.00%, 06/01/22-04/01/46, total market value $7,495,980)	7,349,000	7,349,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $26,791,000)		26,791,000
	Total Investments – (99.94%) – (Identified cost $610,744,563) – (b)		870,043,302
	Other Assets Less Liabilities – (0.06%)		545,043
	Net Assets – (100.00%)		$870,588,345

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $10,554,107 or 1.21% of the Fund's net assets as of March 31, 2016.

(b)	Aggregate cost for federal income tax purposes is $610,744,563. At March 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$281,263,657
	Unrealized depreciation		(21,964,918)
	Net unrealized appreciation		$259,298,739

Please refer to "Notes to Schedule of Investments" on page 18 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (67.15%)
CONSUMER DISCRETIONARY – (13.37%)
Consumer Durables & Apparel – (0.51%)
TopBuild Corp. *	48,208	$1,433,706
Consumer Services – (2.51%)
School Specialty, Inc. *(a)	69,205	7,024,308
Media – (2.28%)
Twenty-First Century Fox, Inc., Class A	228,656	6,374,929
Retailing – (8.07%)
Amazon.com, Inc. *	20,482	12,158,934
Kohl's Corp.	224,200	10,449,962
		22,608,896
	Total Consumer Discretionary	37,441,839
CONSUMER STAPLES – (2.89%)
Food & Staples Retailing – (2.89%)
Whole Foods Market, Inc.	260,284	8,097,435
	Total Consumer Staples	8,097,435
ENERGY – (8.34%)
Devon Energy Corp.	326,520	8,959,709
Encana Corp. (Canada)	790,400	4,813,536
Nabors Industries Ltd.	1,040,492	9,572,526
	Total Energy	23,345,771
FINANCIALS – (10.32%)
Banks – (6.94%)
Banks – (6.73%)
Bank of America Corp.	705,866	9,543,309
Citigroup Inc.	222,852	9,304,071
		18,847,380
Thrifts & Mortgage Finance – (0.21%)
ADFITECH, Inc. *	266,000	578,550
		19,425,930
Diversified Financials – (3.38%)
Consumer Finance – (3.38%)
American Express Co.	154,340	9,476,476
	Total Financials	28,902,406
HEALTH CARE – (5.04%)
Health Care Equipment & Services – (4.23%)
Universal Health Services, Inc., Class B	95,060	11,855,883
Pharmaceuticals, Biotechnology & Life Sciences – (0.81%)
Valeant Pharmaceuticals International, Inc. (Canada)*	85,946	2,260,380
	Total Health Care	14,116,263
INDUSTRIALS – (18.90%)
Capital Goods – (15.31%)
General Electric Co.	393,200	12,499,828
Masco Corp.	309,880	9,745,726
Quanta Services, Inc. *	519,490	11,719,694
United Rentals, Inc. *	143,188	8,904,862
		42,870,110
Commercial & Professional Services – (3.59%)
Waste Connections, Inc.	155,670	10,054,726
	Total Industrials	52,924,836

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2016 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (1.74%)
Semiconductors & Semiconductor Equipment – (0.58%)
NXP Semiconductors N.V. (Netherlands)*	20,000	$1,621,400
Software & Services – (1.16%)
FireEye, Inc. *	180,000	3,238,200
	Total Information Technology	4,859,600
MATERIALS – (6.55%)
Allegheny Technologies, Inc.	803,128	13,090,986
Freeport-McMoRan Inc. *	506,852	5,240,850
	Total Materials	18,331,836
TOTAL COMMON STOCK – (Identified cost $209,652,683)		188,019,986
CONVERTIBLE PREFERRED STOCK – (6.57%)
CONSUMER STAPLES – (4.01%)
Food, Beverage & Tobacco – (4.01%)
Tyson Foods, Inc., 4.75%, Conv. Pfd.	150,700	11,224,136
	Total Consumer Staples	11,224,136
UTILITIES – (2.56%)
AES Trust III, 6.75%, Conv. Pfd.	141,417	7,185,751
	Total Utilities	7,185,751
TOTAL CONVERTIBLE PREFERRED STOCK – (Identified cost $14,874,423)		18,409,887
CONVERTIBLE BONDS – (17.12%)
INFORMATION TECHNOLOGY – (14.28%)
Semiconductors & Semiconductor Equipment – (9.10%)
Intel Corp., Conv. Jr. Sub. Deb., 3.25%, 08/01/39	$11,235,000	17,891,794
NXP Semiconductors N.V., Conv. Sr. Notes, 1.00%, 12/01/19 (Netherlands)	6,830,000	7,589,837
		25,481,631
Software & Services – (5.18%)
FireEye, Inc., Series A, 144A, Conv. Sr. Notes, 1.00%, 06/01/35 (b)	1,950,000	1,662,375
FireEye, Inc., Series B, 144A, Conv. Sr. Notes, 1.625%, 06/01/35 (b)	3,900,000	3,190,688
salesforce.com, inc., Conv. Sr. Notes, 0.25%, 04/01/18	7,775,000	9,641,000
		14,494,063
	Total Information Technology	39,975,694
MATERIALS – (2.84%)
RTI International Metals, Inc., Conv. Sr. Notes, 1.625%, 10/15/19	7,575,000	7,963,219
	Total Materials	7,963,219
TOTAL CONVERTIBLE BONDS – (Identified cost $42,260,204)		47,938,913
CORPORATE BONDS – (6.19%)
ENERGY – (2.52%)
Nabors Industries Inc., Sr. Notes, 5.00%, 09/15/20	3,900,000	3,373,788
Transocean Inc., Sr. Notes, 6.00%, 03/15/18 (Switzerland)	3,900,000	3,685,500
	Total Energy	7,059,288
FINANCIALS – (2.42%)
Banks – (1.70%)
Bank of America Corp., Series Z, Jr. Sub. Deb., 6.50% (c)(d)	975,000	1,007,614
Citigroup Inc., Series N, Jr. Sub. Deb., 5.80% (c)(d)	1,950,000	1,867,612

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2016 (Unaudited)

		Principal	Value
CORPORATE BONDS – (CONTINUED)
FINANCIALS – (CONTINUED)
Banks – (Continued)
	Citigroup Inc., Series O, Jr. Sub. Deb., 5.875% (c)(d)	$1,950,000	$1,886,625
			4,761,851
Real Estate – (0.72%)
	Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (e)	13,300,000	2,003,313
		Total Financials	6,765,164
HEALTH CARE – (0.29%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.29%)
	Valeant Pharmaceuticals International, Inc., Sr. Notes, 6.75%, 08/15/21 (Canada)	1,000,000	820,000
		Total Health Care	820,000
MATERIALS – (0.96%)
	Allegheny Technologies, Inc., Sr. Notes, 5.95%, 01/15/21	3,169,000	2,677,805
		Total Materials	2,677,805
	TOTAL CORPORATE BONDS – (Identified cost $26,651,633)		17,322,257
SHORT-TERM INVESTMENTS – (2.98%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.40%, 04/01/16, dated 03/31/16, repurchase value of $2,292,025 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.625%-10.50%, 01/15/17-02/15/46, total market value $2,337,840)	2,292,000	2,292,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $1,480,013 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.47%-4.50%, 02/01/24-03/01/46, total market value $1,509,600)	1,480,000	1,480,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $2,292,020 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-3.866%, 04/01/31-11/01/44, total market value $2,337,840)	2,292,000	2,292,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.36%, 04/01/16, dated 03/31/16, repurchase value of $2,292,023 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.478%-5.00%, 11/01/18-04/01/46, total market value $2,337,840)	2,292,000	2,292,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,356,000)		8,356,000
	Total Investments – (100.01%) – (Identified cost $301,794,943) – (f)		280,047,043
	Liabilities Less Other Assets – (0.01%)		(27,231)
	Net Assets – (100.00%)		$280,019,812

*	Non-Income producing security.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2016 (Unaudited)

(a)
Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2016. The aggregate fair value of the securities of affiliated companies held by the Fund as of March 31, 2016, amounted to $7,024,308. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2015	Gross Additions	Gross Reductions	Shares March 31, 2016	Dividend Income
School Specialty, Inc.	69,205	–	–	69,205	$–

(b)
These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $4,853,063 or 1.73% of the Fund's net assets as of March 31, 2016.

(c)	Security is perpetual in nature with no stated maturity date.

(d)	The interest rates on variable rate securities represent the current rate as of March 31, 2016.

(e)
This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of March 31, 2016, the value of defaulted securities amounted to $2,003,313 (cost: $9,921,191) or 0.72% of the Fund's net assets.

(f)	Aggregate cost for federal income tax purposes is $301,794,943. At March 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$41,013,498
	Unrealized depreciation	(62,761,398)
	Net unrealized depreciation	$(21,747,900)

Please refer to "Notes to Schedule of Investments" on page 18 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (92.02%)
FINANCIALS – (90.68%)
Real Estate – (90.68%)
Real Estate Investment Trusts (REITs) – (85.80%)
Diversified REITs – (5.70%)
Cousins Properties, Inc.	827,850	$8,593,083
Forest City Realty Trust Inc., Class A	267,090	5,632,928
		14,226,011
Health Care REITs – (2.11%)
Welltower Inc.	76,010	5,270,533
Industrial REITs – (12.04%)
DCT Industrial Trust Inc.	122,267	4,825,878
EastGroup Properties, Inc.	149,710	9,037,993
First Industrial Realty Trust, Inc.	287,020	6,526,835
Rexford Industrial Realty, Inc.	29,280	531,725
Terreno Realty Corp.	389,420	9,131,899
		30,054,330
Office REITs – (9.72%)
Alexandria Real Estate Equities, Inc.	38,953	3,540,438
Boston Properties, Inc.	106,250	13,502,250
Highwoods Properties, Inc.	97,540	4,663,387
Vornado Realty Trust	27,104	2,559,431
		24,265,506
Residential REITs – (20.14%)
American Campus Communities, Inc.	168,960	7,956,326
American Homes 4 Rent, Class A	179,430	2,852,937
Apartment Investment & Management Co., Class A	75,970	3,177,065
AvalonBay Communities, Inc.	43,910	8,351,682
Camden Property Trust	49,850	4,191,887
Education Realty Trust, Inc.	125,146	5,206,074
Equity Residential	88,565	6,645,032
Essex Property Trust, Inc.	21,930	5,128,550
Post Properties, Inc.	113,100	6,756,594
		50,266,147
Retail REITs – (24.11%)
Acadia Realty Trust	320,890	11,272,866
Cedar Realty Trust Inc.	623,210	4,505,808
DDR Corp.	247,790	4,408,184
Federal Realty Investment Trust	22,720	3,545,456
Kite Realty Group Trust	313,232	8,679,659
Ramco-Gershenson Properties Trust	320,530	5,779,156
Retail Opportunity Investments Corp.	318,700	6,412,244
Simon Property Group, Inc.	75,020	15,580,904
		60,184,277
Specialized REITs – (11.98%)
CatchMark Timber Trust Inc., Class A	578,480	6,264,938
CorEnergy Infrastructure Trust, Inc.	77,350	1,555,509
Crown Castle International Corp.	55,630	4,811,995
CyrusOne Inc.	206,330	9,418,964
DuPont Fabros Technology Inc.	101,760	4,124,333

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2016 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Extra Space Storage Inc.	40,000	$3,738,400
		29,914,139
		214,180,943
Real Estate Management & Development – (4.88%)
Diversified Real Estate Activities – (4.88%)
Alexander & Baldwin Inc.	332,150	12,183,262
	Total Financials	226,364,205
INFORMATION TECHNOLOGY – (1.34%)
Software & Services – (1.34%)
InterXion Holding N.V. (Netherlands)*	96,400	3,333,512
	Total Information Technology	3,333,512
TOTAL COMMON STOCK – (Identified cost $209,143,472)		229,697,717
PREFERRED STOCK – (1.40%)
FINANCIALS – (1.40%)
Real Estate – (1.40%)
Real Estate Investment Trusts (REITs) – (1.40%)
Specialized REITs – (1.40%)
CorEnergy Infrastructure Trust, Inc., Series A, 7.375%, Cum. Pfd.	167,210	3,511,410
TOTAL PREFERRED STOCK – (Identified cost $2,567,004)		3,511,410
SHORT-TERM INVESTMENTS – (5.23%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.40%, 04/01/16, dated 03/31/16, repurchase value of $3,580,040 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.625%-10.50%, 01/15/17-02/15/46, total market value $3,651,600)	$3,580,000	3,580,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $2,312,021 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.47%-4.50%, 02/01/24-03/01/46, total market value $2,358,240)	2,312,000	2,312,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $3,580,032 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.04%-4.109%, 02/01/20-12/15/40, total market value $3,651,600)	3,580,000	3,580,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.36%, 04/01/16, dated 03/31/16, repurchase value of $3,580,036 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.50%, 11/01/18-04/01/46, total market value $3,651,600)	3,580,000	3,580,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $13,052,000)		13,052,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2016 (Unaudited)

	Total Investments – (98.65%) – (Identified cost $224,762,476) – (a)	$246,261,127
	Other Assets Less Liabilities – (1.35%)	3,362,289
	Net Assets – (100.00%)	$249,623,416
*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $224,763,075. At March 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$22,723,579
	Unrealized depreciation	(1,225,527)
	Net unrealized appreciation	$21,498,052

Please refer to "Notes to Schedule of Investments" on page 18 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
March 31, 2016 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions. The Funds may also price partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2016 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2016 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$116,450,197	$–	$–	$–	$30,417,531	$–
Consumer Staples	3,761,406	–	–	–	19,321,571	–
Energy	48,675,475	–	–	–	23,345,771	–
Financials	57,044,419	–	–	807,114,917	28,323,856	229,875,615
Health Care	27,580,169	–	–	–	14,116,263	–
Industrials	60,445,847	–	–	–	52,924,836	–
Information Technology	105,930,247	–	–	25,583,278	4,859,600	3,333,512
Materials	10,104,206	–	–	–	18,331,836	–
Utilities	–	–	–	–	7,185,751	–
Total Level 1	429,991,966	–	–	832,698,195	198,827,015	233,209,127

Level 2 – Other Significant
Observable Inputs:
Equity securities:
Consumer Discretionary	–	–	–	–	7,024,308	–
Financials	–	–	–	10,554,107	578,550	–
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	53,981,934	–	–	–	–
Short-term	–	–	115,046,169	–	–	–
Convertible debt securities	–	–	–	–	47,938,913	–
Corporate debt securities	–	–	–	–	17,322,257	–
Short-term securities	16,729,000	7,589,000	100,000,000	26,791,000	8,356,000	13,052,000
Total Level 2	16,729,000	61,570,934	215,046,169	37,345,107	81,220,028	13,052,000

Level 3 – Significant Unobservable
Inputs:
Equity securities:
Information Technology	43,488,687	–	–	–	–	–
Total Level 3	43,488,687	–	–	–	–	–
Total Investments	$490,209,653	$61,570,934	$215,046,169	$870,043,302	$280,047,043	$246,261,127

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2016.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2016 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2016:

Davis Opportunity Fund
Investment Securities:
Beginning balance	$44,829,106
Cost of purchases	222,413
Decrease in unrealized appreciation	(1,562,832)
Ending balance	$43,488,687

Decrease in unrealized appreciation during the period on
Level 3 securities still held at March 31, 2016	$(1,562,832)

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases may include securities received through corporate actions or exchanges.

The following table is a summary of those assets in which significant unobservable inputs (Level 3), if any, were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Investments	Fair Value at	Valuation	Unobservable
Fund	at Value	March 31, 2016	Technique	Input	Amount
Davis Opportunity Fund	Common Stock	$16,771,830	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount Rate	6.45%
Davis Opportunity Fund	Preferred Stock	12,724,502	Market Approach	Transaction Price	$30.5765
Davis Opportunity Fund	Preferred Stock	13,992,355	Market Approach	Transaction Price Conversion Price Adjustment	$3.8607 3.22%
		$43,488,687

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investment. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. An increase or decrease in these inputs would result in higher or lower fair value measurements.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 27, 2016

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: May 27, 2016